Intangible Assets Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Intangible Assets [Line Items]
Impairment loss on intangible assets	¥ 0		¥ 0	¥ 17,746
Amortization expense of intangible assets	¥ 3,817	$ 553	¥ 5,071	¥ 16,409